Expense Example - Emerging Markets Opportunities	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years
USD ($)	109	340	590	1,306	119	372	644	1,420	134	418	723	1,590